Income Taxes (Schedule of Statutory Tax Rates) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Statutory tax rate (as a percent)	35.40%	32.80%	33.40%
Puerto Rico [Member]
Income Taxes [Line Items]
Statutory tax rate (as a percent)	20.00%	20.00%	20.00%
Argentina, Martinique, French Guyana, Guadeloupe, St Croix, St Thomas, Aruba And Curacao [Member]
Income Taxes [Line Items]
Statutory tax rate (as a percent)	35.00%	35.00%	35.00%
Brazil And Venezuela [Member]
Income Taxes [Line Items]
Statutory tax rate (as a percent)	34.00%	34.00%	34.00%
Colombia [Member]
Income Taxes [Line Items]
Statutory tax rate (as a percent)	40.00%	39.00%	34.00%
Peru [Member]
Income Taxes [Line Items]
Statutory tax rate (as a percent)	28.00%	28.00%	30.00%
Costa Rica and Mexico [Member]
Income Taxes [Line Items]
Statutory tax rate (as a percent)	30.00%	30.00%	30.00%
Panama, Uruguay, Trinidad And Tobago And Netherlands [Member]
Income Taxes [Line Items]
Statutory tax rate (as a percent)	25.00%	25.00%	25.00%
Ecuador [Member]
Income Taxes [Line Items]
Statutory tax rate (as a percent)	25.00%	25.00%	22.00%
Chile [Member]
Income Taxes [Line Items]
Statutory tax rate (as a percent)	24.00%	22.50%	21.00%